SHARE CAPITAL	12 Months Ended
Mar. 31, 2023
Share Capital, Reserves, and Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
a)Authorized share capital
The authorized share capital of Cybin consists of an unlimited number of Common Shares and an unlimited number of preferred shares without par value. The board of directors of Cybin would determine the designation, rights, privileges, and conditions attached to any preferred shares prior to issuance.
b)Issued share capital
Common Shares
As at March 31, 2023, the Company has no Common Shares held in escrow (2022 - 12,545,767).
During the year ended March 31, 2023, the Company completed the following share issuances:
On August 8, 2022, the Company established an at-the-market equity program (the “ATM Program”) that allows the Company to issue and sell up to US$35,000 of Common Shares from treasury to the public, from time to time. Distributions of Common Shares under the ATM Program are made pursuant to the terms and conditions of an at-the-market equity distribution agreement (the “Distribution Agreement”) dated August 8, 2022 among the Company, Cantor Fitzgerald Canada Corporation and Cantor Fitzgerald & Co. The ATM Program is effective until the earlier of the issuance and sale of all of the Common Shares issuable pursuant to the ATM Program and August 5, 2023 unless earlier terminated in accordance with the terms of the Distribution Agreement.
Up to March 31, 2023, the Company had sold 20,754,120 Common Shares under the ATM program at an average price of $0.6819 (US$0.5079) per Common Share, for aggregate gross proceeds of $14,152 (US$10,541). Share issuance costs for the year ended March 31, 2023 were $950.
During the year ended March 31, 2022, the Company completed the following share issuances:
On August 3, 2021, Cybin completed a public offering of 10,147,600 Common Shares at a price of $3.40 per Common Share for gross proceeds of $34,502 (the “August 2021 Offering”).
In connection with the August 2021 Offering, Cybin paid the underwriters a cash commission of $2,240 and issued 658,860 compensation Common Share purchase warrants of Cybin, with each compensation Common Share purchase warrant being exercisable to acquire one Common Share at a price of $3.40 for a period of 24 months. In addition, the Company incurred additional share issuance costs related to professional fees of $754.
Preferred Shares
As at March 31, 2023, the Company has nil preferred shares outstanding (March 31, 2022 - nil).
Cybin US Class B Shares

Number of Class B Shares
Balance as at March 31, 2021	962,243.3
Issued on achievement of milestones	269,007.8
Converted into Common Shares	(184,116.0)
Balance as at March 31, 2022	1,047,135.1
Issued on achievement of milestones	360,374.2
Converted into Common Shares	(876,967.2)
Balance as at March 31, 2023	530,542.1
As at March 31, 2023, 530,542.1 Class B Shares were outstanding, and will be exchangeable for a total of 5,305,421, Common Shares as of December 14, 2023. These consolidated financial statements reflect all of the issued Class B Shares on an as-converted basis.
During the year ended March 31, 2023, the Company issued Class B Shares as follows:
On April 1, 2022, 22,428.3 Class B Shares were issued to Former Adelia Shareholders due to the achievement of the Milestone identified as Year 2 Q2 (iv), having an aggregate value of $229 at a price per Class B Share of $10.20. These Class B Shares are exchangeable for a total of 224,283 Common Shares, representing an effective issue price of $1.02 per Common Share. In consideration for the Milestone achieved, on June 22, 2022, an additional 456.5 Class B Shares having an aggregate value of $5 were issued to Former Adelia Shareholders.
On June 24, 2022, 266,933.1 Class B Shares were issued to Former Adelia Shareholders due to the achievement of certain Milestones identified as Y2, Q2 (i), (vi), Y2, Q3 (ii), Year 2 Q4 (i) and Year 3 Q1 (i), (ii), (iii), having an aggregate value of $2,034 at a price per Class B Share of $7.62. These Class B Shares are exchangeable for a total of 2,669,331 Common Shares, representing an effective issue price of $0.76 per Common Share.
On June 27, 2022, 37,366.2 Class B Shares were issued to Former Adelia Shareholders due to the achievement of the Milestone identified as Y2, Q3 (i), having an aggregate value of $280 at a price per Class B Share of
$7.50. These Class B Shares are exchangeable for a total of 373,662 Common Shares, representing an effective issue price of $0.75 per Common Share.
On August 31, 2022, 33,190.1 Class B Shares were issued to Former Adelia Shareholders due to the achievement of the Milestone identified as Y2, Q4 (ii), having an aggregate value of $468 at a price per Class B Share of $14.10. These Class B Shares are exchangeable for a total of 331,901 Common Shares, representing an effective issue price of $1.41 per Common Share.
With the fulfillment of all of the remaining milestones during the year ended March 31, 2023, it is not anticipated that any additional Class B Shares will be issued.
During the year ended March 31, 2022, the Company issued Class B Shares as follows:

On June 28, 2021, pursuant to the terms of the Contribution Agreement, 15,771.1 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of the remaining requirements of the second Milestone, amounting to $458. The Class B Shares are exchangeable for a total of 157,771 Common Shares, representing an effective issue price of $2.90 per Common Share.

On August 17, 2021, pursuant to the terms of the Contribution Agreement, an additional 18,788.5 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain requirements of the third and fourth Milestones, amounting to $633. The Class B Shares are exchangeable for a total of 187,886 Common Shares, representing an effective issue price of $3.37 per Common Share.

On August 31, 2021, pursuant to the terms of the Contribution Agreement, the remaining requirements of the third Milestone were achieved. Accordingly, 9,392.6 Class B Shares were issued to the Former Adelia Shareholders, amounting to $317. The Class B Shares are exchangeable for a total of 93,926 Common Shares, representing an effective issue price of $3.38 per Common Share.

On November 18, 2021, pursuant to the terms of the Contribution Agreement, an additional 28,903.0 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain requirements of the fourth and fifth Milestones, amounting to $706. These Class B Shares are exchangeable for a total of 289,030 Common Shares, representing an effective issue price of $2.44 per Common Share.

On November 29, 2021, pursuant to the terms of the Contribution Agreement, an additional 31,721.5 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain requirements of the fourth and fifth Milestones, amounting to $629. These Class B Shares are exchangeable for a total of 317,215 Common Shares, representing an effective issue price of $1.98 per Common Share.

On January 6, 2022, pursuant to the terms of the Contribution Agreement, an additional 15,611.4 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of the Milestone identified as Year 2 Q1 (v), as contemplated by the terms of the Contribution Agreement, amounting to $236. These Class B Shares are exchangeable for a total of 156,114 Common Shares, representing an effective issue price of $1.51 per Common Share.

On February 14, 2022, pursuant to the terms of the Contribution Agreement, an additional 41,028.2 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of the Milestones identified as Y1, Q4 (iv), Y1, Q4 (v) and Y2, Q1 (vi), as contemplated by the terms of the Contribution Agreement, amounting to $551 at a price per Class B Share of $13.43. These Class B Shares are exchangeable for a total of 410,282 Common Shares, representing an effective issue price of $1.34 per Common Share.

On February 18, 2022, pursuant to the terms of the Contribution Agreement, an additional 17,239.5 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain Milestones identified as Y2, Q2 (iii), as contemplated by the terms of the Contribution Agreement, having an aggregate value of $233 at a price per Class B Share of $13.54. These Class B Shares are exchangeable for a total of 172,395 Common Shares, representing an effective issue price of $1.35 per Common Share.

On March 25, 2022, pursuant to the terms of the Contribution Agreement, an additional 90,546.0 Class B Shares were issued to Former Adelia Shareholders due to the achievement of certain Milestones identified as Year 1 Q4 (vi); Year 2 Q2 (ii); Year 2 Q2 (v) and Year 2, Q3 (iii), as contemplated by the terms of the Contribution Agreement, having an aggregate value of $905 at a price per Class B Share of $9.99. These Class B Shares are exchangeable for a total of 905,460 Common Shares, representing an effective issue price of $1.00 per Common Share.
c)Warrants

The continuity of the outstanding warrants for the years ended March 31, 2023 and March 31, 2022, are as follows:

	Number of Warrants	Weighted average exercise price
		$
Common Share Purchase Warrants
As at March 31, 2021	28,696,237	1.15
Issued	658,860	3.40
Exercised	(3,231,261)	0.91
Forfeited	(575,000)	0.54
As at March 31, 2022	25,548,836	1.22
Exercised	(1,164,638)	0.31
Expired	(1,153,713)	0.75
Outstanding as at March 31, 2023	23,230,485	1.29
Exercisable as at March 31, 2023	23,230,485	1.29

Unit Purchase Warrants(1)
As at March 31, 2021	868,740	2.25
Exercised	—	—
As at March 31, 2022	868,740	2.25
Exercised	—	—
Outstanding as at March 31, 2023	868,740	2.25
Exercisable as at March 31, 2023	868,740	2.25
(1) Each unit consists of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.
During the year ended March 31, 2023, the Company had the following movement in warrants:
During the year ended March 31, 2023, 1,164,638 Common Share purchase warrants (March 31, 2022 - 3,231,261) were exercised by various holders for aggregate proceeds to the Company of $362 (March 31, 2022 - $2,928).
During the year ended March 31, 2023, 1,153,713 warrants with a weighted average exercise price of $0.75 expired.
During the year ended March 31, 2022, the Company completed the following warrant issuances and modifications:
In connection with the August 2021 Offering, the Company issued 658,860 compensation Common Share purchase warrants, with each compensation Common Share purchase warrant being exercisable to acquire one Common Share at a price of $3.40 for a period of 24 months. The Company estimated the aggregate fair value of the compensation Common Share purchase warrants issued on August 3, 2021 using the Black-Scholes option pricing model to be $1,299 with the following assumptions:

Risk-free interest rate	0.42%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$3.83
Exercise price	$3.40
On November 10, 2021, the Company approved the amendment of the terms of 1,150,000 Common Share purchase warrants such that the expiry date was extended from June 15, 2025 to November 15, 2025. The incremental fair value using the Black-Scholes option pricing model results in additional share-based payment compensation of $12 for the year ended March 31, 2022.
The following summarizes information about warrants outstanding at March 31, 2023:

Date of Expiry	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated grant date fair value	Weighted average remaining contractual life
				$$000’s	Years
Common Share Purchase Warrants
August 3, 2023	658,860	658,860	3.40	1,229	0.34
February 1, 2024	7,146,500	7,146,500	3.25	5,454	0.84
June 15, 2025	12,800,000	12,800,000	0.25	2,318	2.21
August 20, 2025	1,475,125	1,475,125	0.64	682	2.39
November 15, 2025	1,150,000	1,150,000	0.25	220	2.63
	23,230,485	23,230,485	1.29	9,903	1.77

Unit Purchase Warrants(1)
February 4, 2024	868,740	868,740	2.25	970	0.85
	868,740	868,740	2.25	970	0.85
(1) Each unit consists of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.
As at March 31, 2023, the Company has no Common Share purchase warrants held in escrow (2022 - 3,125,032).
The Company recognized share-based payments compensation related to the issuance of Common Share purchase warrants for the year ended March 31, 2023 of $6 (2022 - $40).
d)Stock options
On November 5, 2020, Cybin adopted an equity incentive plan. Under the plan, the board of directors may grant share-based awards to acquire such number of Common Shares as is equal to up to 20% of the total number of issued and outstanding Common Shares at the time such awards are granted. Options granted under the plan vest over a period of time at the discretion of the board of directors. On August 16, 2021, the board of directors and the shareholders approved an amendment to the equity incentive plan to modify certain provisions for awards granted to residents of the United States, to increase the fixed number of Incentive Stock Options (as defined in the plan) and certain other housekeeping amendments.
The changes in options for the years ended March 31, 2023 and March 31, 2022 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2021	22,032,452	1.01
Granted	9,144,600	2.42
Exercised	(1,588,300)	0.83
Forfeited	(683,750)	1.55
Cancelled	(20,000)	2.78
As at March 31, 2022	28,885,002	1.45
Granted	2,475,000	0.91
Forfeited/Expired	(1,790,202)	2.20
Outstanding as at March 31, 2023	29,569,800	1.36
Exercisable as at March 31, 2023	27,234,025	1.33
During the year ended March 31, 2023, the Company completed the following option issuances:

On June 30, 2022, the Company granted options to purchase up to: 65,000 Common Shares to employees, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on June 30, 2027. The aggregate estimated grant date fair value was determined to be $32, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.10%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$1.00

On June 30, 2022, the Company granted options to purchase up to 500,000 Common Shares to consultants, with an exercise price of $0.90 per Common Share. The options vested immediately and expire on June 30, 2025. The estimated grant date fair value was determined to be $183, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.14%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.72
Exercise price	$0.90
On August 15, 2022, the Company granted options to purchase up to 800,000 Common Shares to consultants, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on August 15, 2025. The estimated grant date fair value was determined to be $429, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.11%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
On August 15, 2022, the Company granted options to purchase up to 20,000 Common Shares to an employee, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on August 15, 2027. The estimated grant date fair value was determined to be $14, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.88%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.97
Exercise price	$1.00
On September 30, 2022, the Company granted options to purchase up to 270,000 Common Shares to consultants, with an exercise price of $0.75 per Common Share and vesting over two years. The options expire on September 30, 2025. The estimated grant date fair value was determined to be $102, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.72%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$0.75
On September 30, 2022, the Company granted options to purchase up to 245,000 Common Shares to employees, with an exercise price of $1.00 per Common Share and vesting over two years. The options expire on September 30, 2027. The estimated grant date fair value was determined to be $98, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.32%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$0.67
Exercise price	$1.00
On November 16, 2022, the Company granted options to purchase up to 200,000 Common Shares to a consultant with an exercise price of $0.91 per Common Share. The options vested immediately and expire on November 15, 2025. The estimated grant date fair value was determined to be $53, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.91
On November 16, 2022, the Company granted options to purchase up to 375,000 Common Shares to consultants with an exercise price of $0.75 per Common Share. The options vested immediately and expire on November 15, 2025. The estimated grant date fair value was determined to be $110, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	3.78%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$0.58
Exercise price	$0.75
During the year ended March 31, 2022, the Company completed the following option issuances:

On June 28, 2021, the Company granted options to purchase up to: 1,975,000 Common Shares to executive officers, 1,090,000 Common Shares to employees, and 194,000 Common Shares to consultants, with an exercise price of $2.90 per Common Share and vesting over two years. On the same date, the Company granted options to purchase 550,000 Common Shares to consultants with an exercise price of $2.90 per Common Share and vesting over one year. In addition, the Company granted options to purchase up to 25,000 Common Shares to a consultant that vested immediately with an exercise price of $2.90 per Common Share. The options expire on June 28, 2026. The aggregate estimated grant date fair value was determined to be $7,994, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.98%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.90
Exercise price	$2.90

On August 16, 2021, the Company granted options to purchase up to: 165,000 Common Shares to employees, and 50,000 Common Shares to consultants, with an exercise price of $2.48 per Common Share, and vesting over two years. The options expire on August 16, 2026. The estimated grant date fair value was determined to be $383, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.81%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.48
Exercise price	$2.48

On August 18, 2021, the Company granted options to purchase up to 300,000 Common Shares to an executive officer with an exercise price of $2.48 per Common Share and vesting over two years. The options expire on August 18, 2026. The estimated grant date fair value was determined to be $519, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.42
Exercise price	$2.48

On September 27, 2021, the Company granted options to purchase up to 585,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options expire on September 27, 2026. The estimated grant date fair value was determined to be $1,186, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$3.15

On September 27, 2021, the Company granted options to purchase up to 195,000 Common Shares to a director with an exercise price of $2.87 per Common Share and vesting over two years. The options expire on September 27, 2026. The estimated grant date fair value was determined to be $403, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$2.87

On September 30, 2021, the Company granted options to purchase up to 450,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options expire on September 30, 2026. The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.11%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$3.15
On September 30, 2021, the Company granted options to purchase up to 40,000 Common Shares to a consultant with an exercise price of $2.78 per Common Share and vesting over one year. The options expire on June 30, 2023. The estimated grant date fair value was determined to be $48, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.75
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78

On September 30, 2021, the Company granted options to purchase up to 700,000 Common Shares to consultants with an exercise price of $2.78 per Common Share and vesting over one year. The options expire on December 31, 2022. The estimated grant date fair value was determined to be $715, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.41%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.25
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78

On December 31, 2021, the Company granted options to purchase up to 40,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options expire on December 31, 2026. The estimated grant date fair value was determined to be $36, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$3.15

On December 31, 2021, the Company granted options to purchase up to 1,250,000 Common Shares to consultants with an exercise price of $1.50 per Common Share and vesting over two years. The options expire on December 31, 2026. The estimated grant date fair value was determined to be $1,352, calculated using the Black-Company option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$1.50
On March 4, 2022, the Company granted options to purchase up to: 1,035,600 Common Shares to executive officers and 40,000 Common Shares to consultants, with an exercise price of $1.13 per Common Share and vesting over two years. The options expire on March 4, 2027. The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$1.13
On March 4, 2022, the Company granted options to purchase up to 60,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options expire on March 4, 2027. The estimated grant date fair value was determined to be $38, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$3.15
On March 8, 2022, the Company granted options to purchase up to 400,000 Common Shares to a consultant with an exercise price of $1.02 per Common Share and vesting over two months. The options expire on March 8, 2027. The estimated grant date fair value was determined to be $295, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.61%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.02
Exercise price	$1.02
During the year ended March 31, 2022, the Company amended the vesting and expiry dates of certain options with former employees of the Company, resulting in a modification of terms. As a result of the modifications, the Company calculated the incremental fair value using the Black-Scholes option pricing model. The fair value of the options after modification was determined to be less than the fair value prior to modification and therefore the original fair value of the grant was used and is being recognized over the new vesting schedule.
The Company accelerated the vesting schedule of 1,031,250 options issued to certain consultants to a date during the year ended March 31, 2022. As a result, an additional share-based payment compensation expense of $168 was recorded in the consolidated statement of loss and other comprehensive loss.
The following summarizes information about stock options outstanding on March 31, 2023:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
May 23, 2023	1.00	2,500	2,500	0.15	1
May 23, 2023	1.39	15,000	15,000	0.15	15
May 23, 2023	1.74	5,000	5,000	0.15	4
May 23, 2023	2.03	20,000	20,000	0.15	29
May 23, 2023	2.90	91,875	91,875	0.15	182
June 30, 2023	2.78	20,000	20,000	0.25	24
November 5, 2023	2.90	156,250	156,250	0.60	326
December 31, 2023	1.35	20,000	20,000	0.75	19
December 31, 2023	2.90	65,625	65,625	0.75	137
December 31, 2023	3.15	12,500	12,500	0.75	11
March 31, 2024	1.35	56,250	56,250	1.00	55
June 15, 2025	0.25	2,350,000	2,350,000	2.21	420
June 30, 2025	0.90	500,000	500,000	2.25	183
August 14, 2025	1.00	800,000	400,000	2.38	327
September 30, 2025	0.75	270,000	223,125	2.50	88
October 12, 2025	0.75	3,000,000	3,000,000	2.54	1,607
November 4, 2025	0.75	5,700,000	5,700,000	2.60	2,985
November 13, 2025	0.88	500,000	500,000	2.62	314
November 15, 2025	0.91	200,000	200,000	2.63	53
November 15, 2025	0.75	375,000	375,000	2.63	110
December 11, 2025	1.48	700,000	700,000	2.70	740
December 14, 2025	1.74	2,259,100	2,259,100	2.71	2,804
December 28, 2025	1.89	760,000	760,000	2.75	1,027
January 2, 2026	1.89	225,000	225,000	2.76	304
February 15, 2026	2.03	150,000	150,000	2.88	218
February 16, 2026	2.03	150,000	150,000	2.88	218
March 10, 2026	1.39	1,257,600	1,257,600	2.95	1,257
March 15, 2026	1.55	300,000	300,000	2.96	360

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
March 28, 2026	1.36	1,575,000	1,575,000	2.99	1,540
March 29, 2026	1.32	37,500	37,500	3.00	36
March 31, 2026	1.35	250,000	250,000	3.00	243
June 28, 2026	2.90	3,180,000	2,854,375	3.25	6,629
August 16, 2026	2.48	215,000	188,125	3.38	376
August 18, 2026	2.48	300,000	262,500	3.39	510
September 27, 2026	3.15	545,000	408,750	3.50	1,050
September 27, 2026	2.87	195,000	170,625	3.50	396
September 30, 2026	3.15	200,000	150,000	3.50	371
December 31, 2026	3.15	40,000	27,500	3.76	29
December 31, 2026	1.50	1,230,000	425,000	3.76	1,038
March 4, 2027	1.13	1,075,600	806,700	3.93	822
March 4, 2027	3.15	60,000	37,500	3.93	34
March 8, 2027	1.02	400,000	400,000	3.94	295
June 30, 2027	1.00	65,000	32,500	4.25	17
August 14, 2027	1.00	20,000	10,000	4.38	11
September 30, 2027	1.00	220,000	83,125	4.50	68
		29,569,800	27,234,025	2.56	27,283
As at March 31, 2023, the Company has no options held in escrow (2022 - 2,981,250).
The Company recognized share-based payments expense related to the issuance of stock options for the year ended March 31, 2023 of $4,680 (2022 - $17,990).
The outstanding options and warrants disclosed above were anti-dilutive for the year ended March 31, 2023 and did not impact the calculation of the loss per share.